NOTE 10 – SUBSEQUENT EVENTS	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Subsequent Events [Abstract]
NOTE 10 – SUBSEQUENT EVENTS

NOTE 8 – SUBSEQUENT EVENTS

Subsequent to the fiscal period ended June 30, 2021, the Company sold an aggregate of 200,000 shares of its common stock, $0.001 par value, at an aggregate purchase price of $50,000, or $0.25 per share, pursuant its ongoing Series C Private Placement Offering.

As of August 19, 2021, the Company had 171,331,300 shares of its common stock issued and outstanding, inclusive of all shares sold to date pursuant to this Series C Private Placement Offering.

The Company continues to offer shares of its common stock to investors through the Series C Private Placement Offering.

No other material events or transactions have occurred during this subsequent event reporting period which required recognition or disclosure in the financial statements.

NOTE 10 – SUBSEQUENT EVENTS No other material events or transactions have occurred during this subsequent event reporting period which required recognition or disclosure in the financial statements.